Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

7.          Inventories

(In thousands)	December 31, 2024	December 31, 2025
Hardware devices	1,077	995
Others	401	364
Less: Impairment	(223)	(956)
Total	1,255	403

Note:	The inventories written down were US$25,000 and US$470,000 for the years ended December 31, 2024 and 2025, respectively.